DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Q3) (Details) - USD ($)		3 Months Ended	4 Months Ended	7 Months Ended	9 Months Ended
	Aug. 12, 2019	Sep. 30, 2019	Sep. 30, 2019	Dec. 31, 2019	Sep. 30, 2020
Proceeds from Issuance of Equity [Abstract]
Share price (in dollars per share)	$ 1.00
Warrants issued (in shares)	7,000,000
Gross proceeds from issuance of warrants	$ 7,000,000
Transaction costs	14,413,362
Underwriting fees	5,000,000			$ 5,000,000
Deferred underwriting fees	8,750,000			8,750,000
Other offering costs	663,362			663,362
Cash				894,589	$ 623,644
Investment of cash in Trust Account	$ 250,000,000		$ 250,000,000	250,000,000	0
Amount of interest to pay dissolution expenses				$ 100,000	$ 100,000
Private Placement Warrants [Member]
Proceeds from Issuance of Equity [Abstract]
Share price (in dollars per share)	$ 1.00
Warrants issued (in shares)	7,000,000	7,000,000		7,000,000
Gross proceeds from issuance of warrants	$ 7,000,000
Initial Public Offering [Member]
Proceeds from Issuance of Equity [Abstract]
Units issued (in shares)	25,000,000			25,000,000
Share price (in dollars per share)	$ 10.00			$ 10.00
Redemption price (in dollars per share)	$ 10.00
Initial Public Offering [Member] | Public Shares [Member]
Proceeds from Issuance of Equity [Abstract]
Units issued (in shares)	25,000,000
Share price (in dollars per share)	$ 10.00
Gross proceeds from initial public offering	$ 250,000,000
Redemption price (in dollars per share)	$ 10.00